Borrowing Arrangements - Future Principal Payments Under New Term Loan (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Long Term Debt Maturities Estimated Repayments Of Principal [Line Items]
Long Term Debt Maturities Repayments Of Principal, Total	$ 784,075,000	$ 840,474,000
Term Loan Facility [Member]
Long Term Debt Maturities Estimated Repayments Of Principal [Line Items]
Future minimum payments remainder of 2013	2,000,000
Future minimum payments in 2014	7,900,000
Future minimum payments in 2015	7,900,000
Future minimum payments in 2016	7,900,000
Future minimum payments in 2017	7,900,000
Future minimum payments due thereafter	750,500,000
Long Term Debt Maturities Repayments Of Principal, Total	$ 784,100,000